Accruals and Other Current Liabilities	12 Months Ended
Mar. 31, 2025
Accruals and Other Current Liabilities [Abstract]
ACCRUALS AND OTHER CURRENT LIABILITIES

12. ACCRUALS AND OTHER CURRENT LIABILITIES

	As of March 31,
	2025	2024
	$’000	$’000

Accrued payroll and welfare expenses	10	8
Accrued professional fee	266	156
Accrued advisory services fee	111	-
Accrued information technology expenses	101	-
Accrued interest expenses	5	-
Other accruals and payables	31	68
Total	524	232